Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedge reserve	Retained earnings/ (accumulated deficit reserve)	Equity attributable to owners of the parent	Non-controlling interests
Equity attributable to owners of the parent (restated)		€ 1,748.5	€ 9.4	€ 372.6	€ 88.8	€ 8.5	€ (136.6)	€ 2,091.2
Equity (restated)	€ 2,090.4								€ (0.8)
Equity attributable to owners of parent		1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity	2,059.1								(0.8)
Equity attributable to owners of the parent (restated)		1,748.5	9.4	372.6	88.8	8.5	(136.6)	2,091.2
Equity (restated)	2,090.4								(0.8)
Equity attributable to owners, beginning balance at Dec. 31, 2018		1,748.5	9.4	372.6	88.8	8.5	(167.9)	2,059.9
Equity at Dec. 31, 2018	2,059.1								(0.8)
Change in accounting policy	31.3						31.3	31.3
Equity owners of the parent	108.0						108.0	108.0
Profit	107.7								(0.3)
Other comprehensive (loss)/income for the period	(57.0)				(1.7)	(10.8)	(44.5)	(57.0)
Total comprehensive income for the period	51.0				(1.7)	(10.8)	63.5	51.0
Comprehensive income	50.7								(0.3)
Founder Preferred Shares Annual Dividend Amount		2.5		(2.5)
Issue of ordinary shares	353.2	354.5	(1.3)					353.2
Share issue related cost	(11.1)	(11.1)						(11.1)
Share based payment charge	11.1		11.1					11.1
Share issuance costs	11.1
Vesting of Non-Executive Restricted Stock award	(0.2)	0.6	(0.8)					(0.2)
Reclassification of awards for settlement of tax liabilities	0.4		0.4					0.4
Total transactions with owners, recognized directly in equity	353.4	346.5	9.4	(2.5)	0.0	0.0	0.0	353.4	0.0
Equity attributable to owners, ending balance at Sep. 30, 2019		2,095.0	18.8	370.1	87.1	(2.3)	(73.1)	2,495.6
Equity at Sep. 30, 2019	2,494.5								(1.1)
Equity attributable to owners of parent		2,095.0	18.8	370.1	87.1	(2.3)	(73.1)	2,495.6
Equity	2,494.5								(1.1)
Change in accounting policy	31.3						31.3	31.3
Equity owners of the parent	108.0						108.0	108.0
Profit	107.7								(0.3)
Other comprehensive (loss)/income for the period	(57.0)				(1.7)	(10.8)	(44.5)	(57.0)
Equity owners of the parent	51.0				(1.7)	(10.8)	63.5	51.0
Comprehensive income	50.7								(0.3)
Founder Preferred Shares Annual Dividend Amount		2.5		(2.5)
Share based payment charge	11.1		11.1					11.1
Issue of ordinary shares	353.2	354.5	(1.3)					353.2
Share issue related cost	(11.1)	(11.1)						(11.1)
Reclassification of awards for settlement of tax liabilities	0.4		0.4					0.4
Total transactions with owners, recognized directly in equity	353.4	346.5	9.4	(2.5)	0.0	0.0	0.0	353.4	0.0
Vesting of Non-Executive Restricted Stock award	(0.2)	0.6	(0.8)					(0.2)
Equity attributable to owners of parent		2,095.0	18.8	370.1	87.1	(2.3)	(73.1)	2,495.6
Equity	2,494.5								(1.1)
Equity attributable to owners of parent	2,557.9	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity	2,556.7								(1.2)
Equity attributable to owners, beginning balance at Dec. 31, 2019	2,557.9	2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity at Dec. 31, 2019	2,556.7								(1.2)
Equity owners of the parent	166.5						166.5	166.5
Profit	166.4								(0.1)
Other comprehensive (loss)/income for the period	(19.9)				(9.3)	4.4	(15.0)	(19.9)
Total comprehensive income for the period	146.6	0.0	0.0	0.0	(9.3)	4.4	151.5	146.6
Comprehensive income	146.5								(0.1)
Founder Preferred Shares Annual Dividend Amount	0.0	124.6		(124.6)				0.0
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Share based payment charge	5.3		5.3					5.3
Share issuance costs	0.0
Repurchase of ordinary shares	(479.8)	(479.8)						(479.8)
Vesting of Non-Executive Restricted Stock award	0.0	0.7	(0.7)					0.0
Reclassification of awards for settlement of tax liabilities	(14.2)		(14.2)					(14.2)
Increase (decrease) through acquisition of subsidiary, equity	(1.0)						(2.3)	(2.3)	1.3
Total transactions with owners, recognized directly in equity	(489.4)	(346.3)	(17.5)	(124.6)	0.0	0.0	(2.3)	(490.7)	1.3
Equity attributable to owners, ending balance at Sep. 30, 2020	2,213.8	1,749.1	5.1	245.5	85.5	(8.8)	137.4	2,213.8
Equity at Sep. 30, 2020	2,213.8								0.0
Equity attributable to owners of parent	2,557.9	1,749.1	5.1	245.5	85.5	(8.8)	137.4	2,213.8
Equity	2,213.8								0.0
Equity owners of the parent	166.5						166.5	166.5
Profit	166.4								(0.1)
Other comprehensive (loss)/income for the period	(19.9)				(9.3)	4.4	(15.0)	(19.9)
Equity owners of the parent	146.6	0.0	0.0	0.0	(9.3)	4.4	151.5	146.6
Comprehensive income	146.5								(0.1)
Founder Preferred Shares Annual Dividend Amount	0.0	124.6		(124.6)				0.0
Share based payment charge	5.3		5.3					5.3
Issue of ordinary shares	0.3	8.2	(7.9)					0.3
Repurchase of ordinary shares	479.8	479.8						479.8
Reclassification of awards for settlement of tax liabilities	(14.2)		(14.2)					(14.2)
Increase (decrease) through acquisition of subsidiary, equity	(1.0)						(2.3)	(2.3)	1.3
Total transactions with owners, recognized directly in equity	(489.4)	(346.3)	(17.5)	(124.6)	0.0	0.0	(2.3)	(490.7)	1.3
Vesting of Non-Executive Restricted Stock award	0.0	0.7	(0.7)					0.0
Equity attributable to owners of parent	2,213.8	€ 1,749.1	€ 5.1	€ 245.5	€ 85.5	€ (8.8)	€ 137.4	€ 2,213.8
Equity	€ 2,213.8								€ 0.0